Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	$ 77,386	$ 53,213	$ 136,307	$ 107,140
Revenue And Other Operating Income, Intersegment	8,281	6,586	14,947	13,608
Revenue and other operating income	69,105	46,627	121,360	93,532
Revenue from contracts with customers	56,195	38,739	96,711	77,212
Other revenue	12,910	7,888	24,649	16,320
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	402	421	735	836
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	43,549	28,572	73,400	55,734
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	8,523	6,049	15,160	13,312
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	3,721	3,697	7,416	7,330
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	11,675	9,172	21,122	19,950
Revenue And Other Operating Income, Intersegment	808	337	1,155	1,068
Revenue and other operating income	10,867	8,835	19,967	18,882
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	7,813	6,053	13,765	12,555
Revenue And Other Operating Income, Intersegment	7,289	5,818	12,889	11,636
Revenue and other operating income	524	235	876	919
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	57,159	37,449	100,120	73,612
Revenue And Other Operating Income, Intersegment	(293)	(55)	182	(13)
Revenue and other operating income	57,452	37,504	99,938	73,625
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	739	539	1,300	1,023
Revenue And Other Operating Income, Intersegment	477	486	721	917
Revenue and other operating income	262	53	579	106
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	13,039	8,496	22,837	16,381
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	82,144	55,123	144,197	109,913
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income	25,125	18,890	44,601	37,979
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income	$ 57,019	$ 36,233	$ 99,596	$ 71,934